Long-term royalty payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Royalty Payable
A continuity schedule of the long-term royalty payable is as follows:

	December 31, 2018	December 31, 2017
Balance, beginning of year	$19,031	$21,562
Accretion expense	4,135	3,168
Repayment	(3,009)	(10,935)
Additional finance charge from prepayment	778	5,236
Balance, end of year	20,935	19,031
Current portion	(6,091)	(2,390)
Long-term portion	$14,844	$16,641

Schedule of Maturities of Long-term Debt
The principal repayment schedule of the long-term debt is as follows for the years ending December 31:

	Term loan facilities	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2019	$5,234	$1,880	$—	$2,714	$499	$10,327
2020	7,166	2,009	—	344	475	9,994
2021	8,785	2,254	17,382	343	418	29,182
2022	1,419	2,502	—	343	124	4,388
2023 and thereafter	1,419	—	—	—	—	1,419
	$24,023	$8,645	$17,382	$3,744	$1,516	$55,310
The minimum repayments including interest are as follows, for the years ending December 31:

2019	$6,091
2020	5,926
2021	7,258
2022	5,065
2023	1,162
2024 and thereafter	6,758
$32,260